Leases (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of minimum future rental income and expense under non-cancelable leases

Minimum future rental income that the Authority expects to earn under non-cancelable leases is as follows (in thousands):

	Fiscal Years Ending September 30,
	2014	2015	2016	2017	2018	Thereafter	Total
Minimum future rental income	$6,927	$6,934	$6,236	$3,912	$3,288	$8,891	$36,188

 Minimum future rental expense that the Authority expects to incur under non-cancelable leases is as follows (in thousands):

	Fiscal Years Ending September 30,
	2014	2015	2016	2017	2018	Thereafter	Total
Minimum future rental expense	$1,859	$1,768	$949	$846	$830	$1,730	$7,982